VARIABLE INTEREST ENTITY (“VIE”)	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
VARIABLE INTEREST ENTITY (“VIE”)
3.	VARIABLE INTEREST ENTITY (“VIE”)

On November 13, 2018, Blue Hat WFOE entered into Contractual Arrangements with Blue Hat Fujian. The significant terms of these Contractual Arrangements are summarized in “Note 1 - Nature of business and organization” above. As a result, the Company classifies Blue Hat Fujian as a VIE which should be consolidated based on the structure as described in Note 1.

A VIE is an entity that has either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support, or whose equity investors lack the characteristics of a controlling financial interest, such as through voting rights, right to receive the expected residual returns of the entity or obligation to absorb the expected losses of the entity. The variable interest holder, if any, that has a controlling financial interest in a VIE is deemed to be the primary beneficiary and must consolidate the VIE. Blue Hat WFOE is deemed to have a controlling financial interest and be the primary beneficiary of Blue Hat Fujian because it has both of the following characteristics:

The power to direct activities at Blue Hat Fujian that most significantly impact such entity’s economic performance, and

The right to receive benefits from Blue Hat Fujian that could potentially be significant to such entity.

Pursuant to the Contractual Arrangements, Blue Hat Fujian pays service fees equal to all of its net income to Blue Hat WFOE. The Contractual Arrangements are designed so that Blue Hat Fujian operates for the benefit of Blue Hat WFOE and ultimately, the Company.

Accordingly, the account of Blue Hat Fujian is consolidated in the accompanying financial statements. In addition, its financial positions and results of operations are included in the Company’s consolidated financial statements. The carrying amount of the VIE’s consolidated assets and liabilities are as follows:

	December 31,	December 31,
	2019	2018

Current assets	$37,040,733	$25,659,179
Property and equipment, net	162,374	208,869
Other non-current assets	13,773,550	9,602,816
Total assets	50,976,657	35,470,864

Total liabilities	(12,494,955)	(7,214,819)

Net assets	$38,481,702	$28,256,045

	December 31,	December 31,
	2019	2018

Current liabilities:
Short-term loans - banks	$5,819,787	$3,125,681
Current maturities of long-term loans – third party	77,493	75,469
Accounts payable	293,985	1,402,972
Other payables and accrued liabilities	2,058,626	438,299
Other payables – related party	21,072	62,368
Operating lease liability - current	313,460	-
Customer deposits	-	76,274
Taxes payable	3,525,153	1,941,770
Total current liabilities	12,109,576	7,122,833
Operating lease liabilities	372,051	-
Long-term loans – third party	13,328	91,986
Total liabilities	$12,494,955	$7,214,819

The summarized operating results of the VIE’s are as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2019	2018	2017

Revenues	$23,834,129	$18,531,178	$14,144,894
Gross profit	$16,302,329	$12,422,502	$8,844,807
Income from operations	$11,153,956	$8,317,465	$5,944,458
Net income	$10,747,395	$7,919,408	$5,124,973